ACQUISITION OF APEX (Details Textuals 2) (APEX, Note)	Jun. 04, 2012 USD ($)	Jun. 04, 2012 CAD
Business Acquisition [Line Items]
Compounded quarterly interest rate before November 1, 2014	9.00%	9.00%
Compounded quarterly interest rate after October 31, 2014	11.00%	11.00%
Minimum net equity capital required		5,000,000
Interest rate, 30 days	15.00%	15.00%
Interest rate thereafter 30 days	20.00%	20.00%
Common stock conversion price	$ 1.00